PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

3. PROPERTY AND EQUIPMENT, NET:

Property and equipment - net, consists of the following:

			Depreciation/
			Amortization
December 31,	2011	2010	Period

Furniture and fixtures	$130,015	$130,015	7 years
Equipment and computers	1,901,995	1,867,323	3 to 7 years
Leasehold improvements	462,980	462,980	Term of lease
	2,494,990	2,460,318
Less accumulated depreciation and amortization	2,339,923	2,316,172
Property and Equipment, Net	$155,067	$144,146

Depreciation expense for the years ended December 31, 2011 and 2010 amounted to $23,751and $4,378, respectively. Depreciation expense from inception to December 31, 2011 amounted to $2,367,012